Subsequent Events (Details) - USD ($)					3 Months Ended	12 Months Ended
	Apr. 08, 2016	Mar. 25, 2016	Mar. 11, 2016	Dec. 13, 2012	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 23, 2016	Feb. 11, 2014
Subsequent Events (Textual)
Common stock intra day volume limit						The Issuance Date of the Note up to and including April 15, 2016, the Holder (as defined in the Notes) shall trade no more than 5% of the intra-day volume of the Common Stock (as defined in the Notes). After April 15, 2016, the Holder shall trade no more than 10% of the intra-day volume of the Common Stock. However, if the Common Stock closes below $0.40 or above $2.00 or an Event of Default (as defined in the Notes) occurs and is continuing, the foregoing restrictions (the ''Restrictions'') shall be removed. If the Common Stock closes below $0.40, then, with respect to the Note, the Holder shall trade no more than the greater of (i) $7,500 of Common Stock per Trading Day (as defined in the Notes) of (ii) 10% of the intraday volume of the Common Stock. If the Common Stock subsequently closes between $0.41 and $1.99 or the Company cures any Event of Default, the Restrictions shall be reinstated.1.99 or the Company cures any Event of Default, the Restrictions shall be reinstated.2. The "Market Price" shall be revised to mean85% of the average of the five (5) lowest daily Weighted Average Prices in the prior thirty (30) Trading Days. All such determinations to be appropriately adjusted for any stock split, stock dividend, stock combination, reclassification or other similar transaction during such Measuring Period".
Promissory note maturity date				Dec. 21, 2014				Dec. 21, 2014
Gross proceeds in connection with exercise of warrants						$ 650,000	$ 1,470,000
Preferred stock
Preferred stock, shares
Preferred stock, par value						$ 0.0001	$ 0.0001
Convertible notes issued				$ 150,000						$ 150,000
Subsequent Event [Member]
Subsequent Events (Textual)
Warrant exercise price		$ 0.50							$ 0.50
Promissory note principal amount			$ 400,000
Promissory note maturity date			Apr. 25, 2016
Promissory note interest rate			12.00%
Gross proceeds in connection with exercise of warrants		$ 50,000
Warrants issued to purchase common stock		100,000
Number of common stock called by warrants		100,000
Preferred stock, par value	$ 0.0001
Convertible notes issued					$ 2,707,147
Conversion shares of common stock	2,500,000				12,288,279
Proceeds from issuance of Series A Convertible Preferred Stock	$ 2,500,000